Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes

(5) Income Taxes

The components of income (loss) from continuing operations before provision for income taxes consist of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
United States	$(4,277)	$5,513	$(17,696)
Foreign	(142)	(247)	4

Income (loss) before provision for income taxes	$(4,419)	$5,266	$(17,692)

The provision (benefit) for income taxes from continuing operations for the Company consists of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Current provision (benefit)
Federal	$(2,439)	$(340)	$(69)
State	46	16	63
Foreign	—	—	2
Deferred provision (benefit)
Federal	1,988	1,884	4,139
State	—	—	—
Tax expense (benefit) of equity adjustment for stock option exercises and restricted stock vesting	(605)	824	(4,227)
Valuation allowance	—	—	16,400
Other	106	127	258

Total income tax expense (benefit)	$(904)	$2,511	$16,566

Income tax expense (benefit) from continuing operations differed from the amounts computed by applying the U.S. federal income tax rates of 34% for 2010, 2011, and 2012, respectively, to income (loss) before provision for income taxes as a result of the following (in thousands):

	Years ended December 31,
	2010	2011	2012
Income tax expense (benefit) at U.S. statutory rate	$(1,502)	$1,790	$(6,016)
State taxes, net of valuation allowance	30	42	40
Non-deductible stock compensation	731	652	589
Non-deductible goodwill impairment	—	—	3,534
Effect of rate change on deferred items	—	—	1,289
Valuation allowance	—	—	16,400
Effect of non-U.S. operations, net of valuation allowance	48	84	—
Research tax credits	(240)	(722)	(242)
Other non-deductible expenses	29	665	972

Total income tax expense (benefit)	$(904)	$2,511	$16,566

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities are presented below (in thousands):

	As of December 31,
	2011	2012
Deferred tax assets:
Accrued liabilities not currently deductible	$1,842	$1,685
Intangible assets-excess of financial statement over tax amortization	16,461	15,333
Goodwill recognized on financial statements in excess of tax amortization	21,282	18,976
Stock-based compensation	7,809	4,834
Federal net operating losses and AMT credit carryforwards	1,480	3,519
State and city net operating loss carryforwards	4,481	5,074
Research & experimental tax credit carryforwards	1,302	1,478
Other	285	329

Gross deferred tax assets	54,942	51,228
Valuation allowance	(4,579)	(21,575)

Net deferred tax assets	50,363	29,653
Deferred tax liabilities:
Excess of tax over financial statement depreciation	1,300	1,146

Total deferred tax liabilities	1,300	1,146

Net deferred tax assets	$49,063	$28,507

The Company recorded approximately $2.0 million in federal NOL carryforwards in 2012 which will expire in 2032. The Company also has research and development credits of $1.5 million available to reduce income taxes, if any, which will expire in 2029 through 2031, if not utilized. The 2012 Taxpayer Relief Act was signed into law on January 2, 2013 which extends the research tax credit for two years to December 31, 2013 and is retroactive to January 1, 2012. As a result of the retroactive extension, the Company expects to recognize an estimated tax benefit of approximately $413,000 for qualifying amounts incurred in 2012. The tax benefit for the 2012 period will be recognized in the period the law was enacted, which is the first quarter of 2013.

The Company has recorded a deferred tax asset for stock-based compensation recorded on unexercised non-qualified stock options and certain restricted shares. The ultimate realization of this asset is dependent upon the fair value of the Company’s stock when the options are exercised, and generation of sufficient taxable income to realize the benefit of the related tax deduction.

At December 31, 2011 and 2012, the Company recorded a valuation allowance of $4.6 million and $21.6 million, respectively, against its federal, state, city and foreign net deferred tax assets, as it believes it is more likely than not that these benefits will not be realized. The change in the valuation allowance in 2012 was approximately $17.0 million.

The Company regularly reviews deferred tax assets to assess whether it is more likely than not that the deferred tax assets will be realized and, if necessary, establishes a valuation allowance for portions of such assets to reduce the carrying value. At the end of the fourth quarter of 2012, the Company recognized a partial valuation allowance of $16.4 million on its federal deferred tax assets. In assessing whether it is more likely than not that the Company’s deferred tax assets will be realized, factors considered included: historical taxable income, historical trends related to advertiser usage rates, projected revenues and expenses, macroeconomic conditions, issues facing our industry, existing contracts, our ability to project future results and any appreciation of our other assets. During the fourth quarter of 2012, the Company incurred a $15.8 million goodwill impairment loss within its Archeo operating segment due in part to lower projected revenue growth rates and profitability levels within Archeo compared to historical results.

The majority of the deferred tax assets have arisen due to deductions taken in the financial statements related to the impairment of goodwill and the amortization of intangible assets recorded in connection with various acquisitions that are tax-deductible over 15 year periods. Consequently, based on projections of future taxable income and tax planning strategies, the Company expects to be able to recover a portion of these assets. Although realization is not assured, the Company believes it is more likely than not, based on its operating performance, existing deferred tax liabilities, projections of future taxable income and tax planning strategies, that the Company’s net deferred tax assets, excluding certain state and foreign net operating loss carryforwards, will be realized. The amount of the net deferred tax assets considered realizable, however, could be reduced in the near term if the Company’s projections of future taxable income are reduced or if the Company does not perform at the levels it is projecting. This could result in increases to the valuation allowance for deferred tax assets and a corresponding increase to income tax expense of up to the entire net amount of deferred tax assets.

At December 31, 2011 and 2012, the Company has certain tax effected state, city, and foreign net operating loss (NOL) carryforwards of approximately $4.6 million and $5.1 million, respectively. The Company does not have a history of taxable income in the relevant jurisdictions and the state, city, and foreign net operating loss carryforwards will more likely than not expire unutilized. Therefore, the Company has recorded a 100% valuation allowance on the state, city, and foreign net operating loss carryforwards as of December 31, 2011 and 2012.

In connection with the Jingle acquisition in 2011, the Company acquired federal NOL carryforwards. Where there is a “change in ownership” within the meaning of Section 382 of the Internal Revenue Code, the acquired federal net operating loss carryforwards are subject to an annual limitation. The Company believes that such an ownership change had occurred at Jingle, and that the utilization of the carryforwards is limited such that the majority of the NOL carryforwards will never be available. Accordingly, the Company recorded approximately $7.0 million of NOL carryforwards, which will begin to expire in 2026. The Company utilized $2.6 million in 2011.

In addition, at December 31, 2011 and 2012, the Company had certain federal net operating loss carryforwards of approximately $1.7 million which begin to expire in 2019. The Tax Reform Act of 1986 limits the use of NOL and tax credit carryforwards in certain situations where changes occur in the stock ownership of a company. The Company believes that such a change has occurred related to these specific NOL carryforwards, and that the utilization of the approximately $1.7 million in carryforwards is limited such that substantially all of these NOL carryforwards will never be utilized. Accordingly, the Company has not included these federal NOL carryforwards in its deferred tax assets.

During the years ended December 31, 2010, 2011 and 2012, the Company recognized excess tax benefits (shortfall) on stock option exercises, restricted stock vesting, and dividends paid on unvested restricted stock of approximately ($537,000), $913,000, and ($4.0) million, respectively, which were recorded to additional paid in capital.

The tax benefit realized for the tax deductions from option exercises and restricted stock vesting totaled $1.2 million, $2.5 million, and $0, respectively, for the years ended December 31, 2010, 2011, and 2012.

From time to time, various state, federal and other jurisdictional tax authorities undertake audits of the Company and its filings. In evaluating the exposure associated with various tax filing positions, the Company on occasion accrues charges for uncertain positions. The Company adjusts these contingencies in light of changing facts and circumstances, such as the outcome of tax audits. Audits of the Company’s federal tax returns for 2005 through 2009, comprising approximately $463,000 of uncertain tax positions, were settled in 2011. Resolution of uncertain tax positions will impact our effective tax rate when settled. The Company does not have any significant interest or penalty accruals. The provision for income taxes includes the impact of contingency provisions and changes to contingencies that are considered appropriate.

The following table summarizes the activity related to the Company’s tax contingencies from January 1, 2010 to December 31, 2012 (in thousands):

Gross tax contingencies—January 1, 2010	$463
Gross increases to tax positions associated with prior periods	$—
Gross increases to current period tax positions	$83
Gross decreases to tax positions associated with prior periods	$—
Settlements	$—
Lapse of statute of limitations	$—

Gross tax contingencies—December 31, 2010	$546
Gross increases to tax positions associated with prior periods	$66
Gross increases to current period tax positions	$156
Gross decreases to tax positions associated with prior periods	$(362)
Settlements	$(101)
Lapse of statute of limitations	$—

Gross tax contingencies—December 31, 2011	$305
Gross increases to tax positions associated with prior periods	$28
Gross increases to current period tax positions	$—
Gross decreases to tax positions associated with prior periods	$(83)
Settlements	$—
Lapse of statute of limitations	$—

Gross tax contingencies—December 31, 2012	$250

The Company files U.S. federal, certain U.S. states, and certain foreign tax returns. Generally, U.S. federal, U.S. state, and foreign tax returns filed for years after 2007 are within the statute of limitations and are under examination or may be subject to examination.